Changes in organization and acquisitions and disposals of subsidiaries and businesses (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Changes In Organisation [Line Items]
Investments in subsidiaries and associates	$ 1,557	$ 1,051	$ 1,099
Expected future stake in strategic partnership entity with Sumitomo Mitsui Trust Holdings	51.00%
UBS Brasil Servicos
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in subsidiary	50.01%
Decrease in proportion of ownership in subsidiaries that do not result in loss of control	49.99%
Increase (decrease) without loss of control of subsidiary, intangible assets other than goodwill	$ 147
Non-controlling interest in acquiree recognised at acquisition date	115
UBS Austria
Disclosure Of Changes In Organisation [Line Items]
Expected future pre-tax gain upon sale of businesses	$ 100
Clearstream Fund Centre AG [Member]
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in associate	48.80%
Decrease in proportion of ownership in subsidiaries that result in loss of control	51.20%
Gains (losses) recognised when control is lost	$ 631
Increase (decrease) without loss of control of subsidiary, intangible assets other than goodwill	399
UBS AG
Disclosure Of Changes In Organisation [Line Items]
Investments in subsidiaries and associates	$ 1,557	$ 1,051	$ 1,099
Expected future stake in strategic partnership entity with Sumitomo Mitsui Trust Holdings	51.00%
UBS AG | UBS Brasil Servicos
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in subsidiary	50.01%
Decrease in proportion of ownership in subsidiaries that do not result in loss of control	44.99%
Increase (decrease) without loss of control of subsidiary, intangible assets other than goodwill	$ 147
Non-controlling interest in acquiree recognised at acquisition date	115
UBS AG | UBS Austria
Disclosure Of Changes In Organisation [Line Items]
Expected future pre-tax gain upon sale of businesses	$ 100
UBS AG | Clearstream Fund Centre AG [Member]
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in associate	48.80%
Decrease in proportion of ownership in subsidiaries that result in loss of control	51.20%
Gains (losses) recognised when control is lost	$ 631
Increase (decrease) without loss of control of subsidiary, intangible assets other than goodwill	$ 399